Nonmarketable Equity Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Nonmarketable Equity Securities [Line Items]
Non Marketable Equity Securities	$ 2,535	$ 2,571	$ 2,282
Federal Home Loan Bank of Atlanta [Member]
Disclosure of Nonmarketable Equity Securities [Line Items]
Non Marketable Equity Securities		$ 2,600	$ 2,300